Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Revenues	$ 26,937	$ 56,053	$ 53,440	$ 214,003	$ 271,169	$ 1,108,840
Cost of revenues	16,231	23,570	40,277	55,927	103,067	617,049
Gross margin	10,706	32,483	13,163	158,076	168,102	491,791
EXPENSES
Research and development	67,203	717,667	106,615	784,807	1,107,235	2,406,006
Selling, general and administrative	1,443,171	1,625,471	2,907,652	3,010,813	5,944,909	11,838,128
Impairment of goodwill and other intangibles					3,968,332	8,919,002
Total operating expenses	1,510,374	2,343,138	3,014,267	3,795,620	11,020,476	23,163,136
Operating loss	(1,499,668)	(2,310,655)	(3,001,104)	(3,637,544)	(10,852,374)	(22,671,345)
Change in fair value of warrant liability						(361,055)
Employee retention credit					(354,105)
Other income/(expense), net	(74)		(321)		13,888	162,902
Loss before provision	(1,499,742)	(2,310,655)	(3,001,425)	(3,637,544)	(10,512,157)	(22,473,192)
Provision for income taxes
Net loss	(1,499,742)	(2,310,655)	(3,001,425)	(3,637,544)	(10,512,157)	(22,473,192)
Other total comprehensive income (loss):
Change in foreign currency translation, net of tax	121,174	18,849	160,865	28,197	93,317	154,970
Total other comprehensive income (loss)	121,174	18,849	160,865	28,197	93,317	154,970
Total comprehensive loss	(1,378,568)	(2,291,806)	(2,840,560)	(3,609,347)	(10,418,840)	(22,318,222)
Less: comprehensive income attributable to non-controlling interest	156,197	268,894	329,489	401,588	985,160	2,146,185
Comprehensive loss attributable to shareholders	$ (1,222,371)	$ (2,022,912)	$ (2,511,071)	$ (3,207,759)	$ (9,433,680)	$ (20,172,037)
Basic earnings per share to shareholders (in Dollars per share)	$ (0.54)	$ (3.05)	$ (1.07)	$ (5.46)	$ (10.44)	$ (192.89)
Diluted earnings per share to shareholders (in Dollars per share)	$ (0.54)	$ (3.05)	$ (1.07)	$ (5.46)	$ (10.44)	$ (192.89)
Shares used in computation (in Shares)					912,717	103,773
Weighted average shares – basic (in Shares)	2,506,015	669,636	2,506,015	592,896
Weighted average shares – diluted (in Shares)	2,506,015	669,636	2,506,015	592,896